UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act File Number: 811-21865

                               Nakoma Mutual Funds
               (Exact name of registrant as specified in charter)

                          525 Junction Road, Suite 8600
                                Madison, WI 53717
                                -----------------
               (Address of principal executive offices)(zip code)

                                 Daniel Pickett
                         Nakoma Capital Management, LLC
                          525 Junction Road, Suite 8600
                                Madison, WI 53717
                                -----------------
                     (Name and address of agent for service)
       Registrant's telephone number, including area code: (608) 831-8814
                                                           --------------
                         Date of fiscal year end: May 31
                                                  ------
                   Date of reporting period: February 28, 2007
                                             -----------------


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Item 1.  Schedule of Investments

Nakoma Absolute Return Fund
Schedule of Investments
February 28, 2007 (Unaudited)




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NAKOMA ABSOLUTE RETURN FUND
SCHEDULE OF INVESTMENTS - FEBRUARY 28, 2007
(UNAUDITED)


                                                                                                               MARKET
                            DESCRIPTION                                                    SHARES               VALUE
                            -----------                                                    ------              ------

COMMON STOCKS - 48.9%

CONSUMER DISCRETIONARY - 2.8%

   HOTELS, RESTAURANTS & LEISURE - 0.9%
   International Game Technology                                                           1,930           $        79,613
                                                                                                           ---------------
   INTERNET & CATALOG RETAIL - 1.9%
   NutriSystem, Inc. (1)                                                                   3,830                   172,924
                                                                                                           ---------------
     Total Consumer Discretionary                                                                                  252,537
                                                                                                           ---------------
CONSUMER STAPLES - 3.3%
   FOOD & STAPLES RETAILING - 3.3%
   CVS Corp.                                                                               9,440                   296,510
                                                                                                           ---------------

     Total Consumer Staples                                                                                        296,510
                                                                                                           ---------------
FINANCIALS - 10.8%

   CAPITAL MARKETS - 6.6%
   Affiliated Managers Group, Inc. (1)                                                     2,600                   295,100
   Legg Mason, Inc.                                                                        2,900                   297,946
                                                                                                           ---------------
                                                                                                                   593,046
                                                                                                           ---------------
   DIVERSIFIED FINANCIAL SERVICES - 2.4%
   Portfolio Recovery Associates, Inc. (1)                                                 4,790                   210,952
                                                                                                           ---------------
   INSURANCE - 1.8%
   American International Group, Inc.                                                      2,410                   161,711
                                                                                                           ---------------
     Total Financials                                                                                              965,709
                                                                                                           ---------------
HEALTH CARE - 16.6%

   BIOTECHNOLOGY - 1.8%
   Medimmune, Inc. (1)                                                                     4,920                   156,997
                                                                                                           ---------------
   HEALTH CARE EQUIPMENT & SUPPLIES - 5.0%
   Hologic, Inc. (1)                                                                       4,490                   247,174
   NuVasive, Inc. (1)                                                                      8,500                   200,855
                                                                                                           ---------------
                                                                                                                   448,029
                                                                                                           ---------------
   HEALTH CARE PROVIDER & SERVICES - 4.2%
   AMN Healthcare Services, Inc. (1)                                                       7,990                   222,122
   UnitedHealth Group, Inc.                                                                2,960                   154,512
                                                                                                           ---------------
                                                                                                                   376,634
                                                                                                           ---------------
   LIFE SCIENCES TOOLS & SERVICES - 2.1%
   Thermo Fisher Scientific, Inc. (1)                                                      4,250                   192,398
                                                                                                           ---------------
   PHARMACEUTICALS - 3.5%
   Forest Laboratories, Inc. (1)                                                           2,940                   152,174
   Mylan Laboratories, Inc.                                                                7,440                   157,505
                                                                                                           ---------------
                                                                                                                   309,679
                                                                                                           ---------------
     Total Health Care                                                                                           1,483,737
                                                                                                           ---------------
INDUSTRIALS - 1.2%

   AEROSPACE & DEFENSE - 1.2%
   Taser International Inc. (1)                                                           13,500                   107,190
                                                                                                           ---------------
       Total Industrials                                                                                           107,190
                                                                                                           ---------------


INFORMATION TECHNOLOGY - 8.5%
   COMMUNICATIONS EQUIPMENT - 5.0%
   Cisco Systems, Inc. (1)                                                                 9,330                   242,020
   Corning, Inc. (1)                                                                      10,040                   207,125
                                                                                                           ---------------
                                                                                                                   449,145
                                                                                                           ---------------
   IT SERVICES - 2.3%
   Alliance Data Systems Corp. (1)                                                         3,450                   206,138
                                                                                                           ---------------
   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.2%
   MEMC Electronic Materials, Inc. (1)                                                     2,000                   103,140
                                                                                                           ---------------
     Total Information Technology                                                                                  758,423
                                                                                                           ---------------
MATERIALS - 2.8%
   CHEMICALS - 2.8%
   Du Pont (E. I.) de Nemours and Co.                                                      5,000                   253,750
                                                                                                           ---------------

       Total Materials                                                                                             253,750
                                                                                                           ---------------

TELECOMMUNICATION SERVICES - 2.9%
   DIVERSIFIED TELECOMMUNICATION - 2.9%
   AT&T, Inc.                                                                              7,090                   260,912
                                                                                                           ---------------
        Total Telecommunication Services                                                                           260.912
                                                                                                           ---------------
TOTAL COMMON STOCKS
  (Cost $4,424,800)                                                                                              4,378,768
                                                                                                           ---------------
SHORT TERM INVESTMENTS - 51.5%
   UMB Bank Money Market Fiduciary, 3.689% (2)                                         4,606,463                 4,606,463
                                                                                                           ---------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $4,606,463)                                                                                              4,606,463
                                                                                                           ---------------


TOTAL INVESTMENTS - 100.4%
  (COST $9,031,263)                                                                                              8,985,231
OTHER ASSETS AND LIABILITIES - (0.4)%                                                                             (35,221)
                                                                                                           ---------------
TOTAL NET ASSETS - 100.0%                                                                                       $8,950,010
                                                                                                           ===============




                                                                                                                 MARKET
                            DESCRIPTION                                                    SHARES                 VALUE
                            -----------                                                    ------                ------

SECURITIES SOLD SHORT
CONSUMER DISCRETIONARY
   AUTOMOBILES
   Harley-Davidson, Inc.                                                                   1,400                    92,260
   Winnebago Industries, Inc.                                                              3,820                   124,226
                                                                                                             -------------
                                                                                                                   216,486
                                                                                                             -------------
   HOTELS, RESTAURANTS & LEISURE
   Dover Downs Gaming & Entertainment, Inc.                                               14,690                   179,365
   Starbucks Corp. (1)                                                                     4,910                   151,719
                                                                                                             -------------
                                                                                                                   331,084
                                                                                                             -------------
   HOUSEHOLD DURABLES
   Centex Corp.                                                                            3,580                   165,969
   MDC Holdings, Inc.                                                                      3,240                   165,434
                                                                                                             -------------
                                                                                                                   331,403
                                                                                                             -------------
   INTERNET & CATALOG RETAIL
   NetFlix, Inc. (1)                                                                       8,280                   186,548
                                                                                                             -------------
   LEISURE EQUIPMENT & PRODUCTS
   Polaris Industries Inc.                                                                 1,740                    83,329
                                                                                                             -------------
   SPECIALTY RETAIL
   Cabela's, Inc. Class A (1)                                                              5,300                   131,758
   Hot Topic, Inc. (1)                                                                       430                     4,584
                                                                                                             -------------
                                                                                                                   136,342
                                                                                                             -------------
     Total Consumer Discretionary                                                                                1,285,192
                                                                                                             -------------
ENERGY
   OIL, GAS & CONSUMABLE FUELS
   EnCana Corp.                                                                            3,670                   178,362
   iShares Dow Jones US Energy Sector Index Fund (3)                                       2,830                   279,151
   United States Oil Fund LP (1) (3)                                                       3,600                   184,104
                                                                                                             -------------
       Total Energy                                                                                                641,617
                                                                                                             -------------
FINANCIALS
   THRIFTS & MORTGAGE FINANCE
   Countrywide Financial Corp.                                                             3,310                   126,707
   FirstFed Financial Corp. (1)                                                            2,400                   137,280
   Washington Mutual, Inc.                                                                 3,690                   158,965
                                                                                                             -------------
     Total Financials                                                                                              422,952
                                                                                                             -------------
HEALTH CARE
   HEALTH CARE EQUIPMENT & SUPPLIES
   Kyphon, Inc. (1)                                                                        2,460                   110,971
                                                                                                             -------------
   PHARMACEUTICALS
   Merck & Co., Inc.                                                                       3,050                   134,688
                                                                                                             -------------
     Total Health Care                                                                                             245,659
                                                                                                             -------------
INDUSTRIALS
   COMMERCIAL SERVICES & SUPPLIES
   ACCO Brands Corp. (1)                                                                   5,900                   128,502
                                                                                                             -------------

      Total Industrials                                                                                            128,502
                                                                                                             -------------
INFORMATION TECHNOLOGY
   COMMUNICATIONS EQUIPMENT
    Motorola, Inc.                                                                         5,060                    93,711
                                                                                                             -------------
   COMPUTERS & PERIPHERALS
    SanDisk Corp. (1)                                                                      2,070                    75,390
                                                                                                             -------------
   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
   Applied Materials, Inc.                                                                 5,820                   108,077
   Lam Research Corp. (1)                                                                  2,300                   102,718
   Novellus Systems Inc. (1)                                                               4,680                   150,696
   Nvidia Corp. (1)                                                                        4,200                   130,200
   Semtech Corp. (1)                                                                       5,880                    84,260
                                                                                                             -------------
                                                                                                                   575,951
                                                                                                             -------------
   SOFTWARE
   NAVTEQ Corp. (1)                                                                        5,200                   166,192
                                                                                                             -------------
     Total Information Technology                                                                                  911,244
                                                                                                             -------------


  TOTAL SECURITIES SOLD SHORT
   Proceeds $3,728,050                                                                                           3,635,166
                                                                                                             -------------






(1) - Non-income producing security
(2) - Variable rate security
(3) - Exchange Traded Fund
(4) - At February 28, 2007, the cost of securities, including securities sold short, on a tax basis and gross unrealized appreciation and (depreciation) on investments for federal income tax purposes were as follows:

Cost of Investments                                   $5,314,500
                                                   =============
Gross Unrealized Appreciation                            229,102
Gross Unrealized (Depreciation)                         (193,537)
                                                   -------------
Net Unrealized Appreciation on Investments               $35,565
                                                   =============

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.



                ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

         The Nakoma Absolute Return Fund is a series of Nakoma Mutual Funds, an open-end, diversified management investment company (the "Fund"), organized as a statutory trust in Delaware and registered with the Securities and Exchange Commission (the "SEC"). The Fund invests primarily in equity securities traded in U.S. markets taking long positions in companies where the Fund's Investment Adviser, Nakoma Capital Management LLC (the "Adviser"), believes operating results will exceed investor's expectations and establishing short positions in companies the Adviser believes will disappoint or as hedged offsets to long positions.

       The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

SECURITIES VALUATION

       Securities and other assets will normally be valued as of the close of regular trading (4:00 P.M. EST) on each day the New York Stock Exchange (the "NYSE") is open for trading. Common stocks listed on national securities exchanges are valued at the last sale price on the securities exchange on which such securities are primarily traded or at last sale price on the national securities market. Securities traded on the NASDAQ National Market or the NASDAQ Small Cap Market (collectively, "NASDAQ-traded securities") are valued at the NASDAQ Official Closing Price ("NOCP"). Exchange-traded securities for which there were no transactions and NASDAQ -traded securities for which there is no NOCP are valued at the current bid prices for longs and current asked prices for shorts on such exchanges. Unlisted securities held by the Fund that are not included in the NASDAQ Stock Market are valued at the average of the quoted bid and asked prices in the OTC market.

       Securities and other assets for which market quotations are not readily available are valued by appraisal at their fair value as determined in good faith by the Adviser under procedures established by the Fund's Board of Directors. Short-term investments maturing in less than 60 days are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days. Other types of securities that the Fund may hold for which fair value pricing might be required include, but are not limited to: (a) illiquid securities, including "restricted" securities and private placements for which there is no public market; (b) options not traded on a securities exchange; (c) securities of an issuer that has entered into a restructuring; (d) securities whose trading has been halted or suspended; and (e) fixed income securities that have gone into default and for which there is not a current market value quotation. As of this date, the Fund has not traded in any such securities.

       For purposes of computing the net asset value of US government securities and other fixed income securities that complete trading at various times prior to the close of the NYSE, the Fund uses the market value of such securities as of the time their trading day ends. As of this date, the Fund has not traded in any such securities.

       The Fund values foreign securities primarily listed and/or traded in foreign markets at their market value as of the close of the last primary market where the securities traded. Securities trading in European countries and Pacific Rim countries is normally completed well before 4:00 P.M. EST, so it is currently the policy of the Fund that events affecting the valuation of the Fund's securities occurring between the time its net asset value is determined and the close of the NYSE, if material, may be reflected in such net asset value. As of this date, the Fund has not traded in any such securities.

       The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Some methods for valuing these securities may include: fundamental analysis (earnings multiple, etc.), matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. As of this date, the Fund has not traded in any such securities.

       The value of foreign currencies shall be translated into U.S. dollars based on the mean of the current bid and asked prices quoted by major banking institutions and currency dealers. As of this date, the Fund has not traded in any such securities.

SHORT SALES

       When the Fund takes a short position, it sells at the current market price a stock it does not own, but has borrowed in anticipation that the market price of the stock will decline. To complete, or close out, the short sale transaction, the Fund buys the same stock in the market and returns it to the lender. The Fund makes money when the market price of the borrowed stock goes down and the Fund is able to replace it for less than it earned by selling it short. Conversely, if the price of the stock goes up after the sale, the Fund will lose money because it will have to pay more to replace the borrowed stock than it received when it sold the stock short. Until the Fund closes its short position or replaces the borrowed security, the Fund will designate liquid assets it owns as segregated assets in an amount equal to its obligation to purchase the securities sold short, as required by the 1940 Act.

Item 2.  Controls and Procedures

a) The Registrant's principal executive and financial officer has reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "Act")) as of a date within 90 days of the filing of this report and has concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized, reported and made known to him by others within the Registrant and by the Registrant's service providers.

b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter ended February 28, 2007 that materially affected, or were reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.  Exhibits

(a) Certification for the principal executive and financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is filed herewith.

     Exhibit No.      Description of Exhibit
     -----------      ----------------------
     99.1             Certification of Principal Executive and Financial Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nakoma Mutual Funds

/s/Daniel Pickett
------------------------------
By: Daniel Pickett
President
April 19, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/Daniel Pickett
------------------------------
By: Daniel Pickett
President
(Principal Executive and Principal Financial Officer)
April 19, 2007